Non-controlling interest (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 9,107	$ 7,984	$ 21,635	$ 17,388
Income tax expense	142	881	1,835	2,072
Comprehensive income for the period	(1,941)	1,921	196	1,882
Current assets	19,062		19,062		$ 17,784
Current liabilities	24,778		24,778		21,283
Cash provided by operating activities			4,403	6,167
Cash used in investing activities			(5,618)	(5,434)
Cash used in financing activities			(1,114)	(403)
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Revenue	9,107	7,984	21,635	17,388
Depreciation	580	428	1,486	912
Accretion expense	237	157	425	297
Income tax expense	142	881	1,835	2,072
Comprehensive income for the period	1,289	$ 1,867	3,857	3,928
Current assets	14,836		14,836		11,297
Non-current assets	85,593		85,593		78,952
Current liabilities	(21,747)		(21,747)		(16,973)
Non-current liabilities	(14,429)		(14,429)		(11,528)
Advances from parent, net	$ (28,810)		(28,810)		$ (30,210)
Cash provided by operating activities			7,459	8,719
Cash used in investing activities			(5,773)	(5,430)
Cash used in financing activities			$ (1,240)	$ (3,819)